CONTINGENCIES (Details) - CAD ($) $ in Thousands		12 Months Ended	13 Months Ended
	Apr. 26, 2022	Aug. 31, 2022	Sep. 30, 2023
Disclosure of contingent liabilities [line items]
Net recovery from legal proceedings		$ 310	$ 75
Other current provisions		2,560	90
Payments		412	2,395
Increase (decrease) through transfers and other changes, other provisions			75
Increase in existing provisions, other provisions		222
Income from reimbursements under insurance policies		532	0
NS Claim
Disclosure of contingent liabilities [line items]
Losses on litigation settlements	$ 2,310
Net recovery from legal proceedings	$ 532
Alberta Claim
Disclosure of contingent liabilities [line items]
Balance		$ 0	$ 0